Fathom OpCo Predecessor Period Acquisitions - Incodema and Newchem - Summary of Intangible Assets Acquired in Acquisition (Details) $ in Thousands	Jul. 27, 2020 USD ($)
Incodema LLC [Member]
Finite Lived Intangible Assets [Line Items]
Acquisition Date Fair Value	$ 19,300
Incodema LLC [Member] | Trade Name [Member]
Finite Lived Intangible Assets [Line Items]
Acquisition Date Fair Value	$ 2,700
Estimated Life (Years)	15 days
Incodema LLC [Member] | Customer Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Acquisition Date Fair Value	$ 11,500
Estimated Life (Years)	9 days
Incodema LLC [Member] | Developed Software
Finite Lived Intangible Assets [Line Items]
Acquisition Date Fair Value	$ 5,100
Estimated Life (Years)	5 days
Newchem, LLC [Member]
Finite Lived Intangible Assets [Line Items]
Acquisition Date Fair Value	$ 2,800
Newchem, LLC [Member] | Trade Name [Member]
Finite Lived Intangible Assets [Line Items]
Acquisition Date Fair Value	$ 300
Estimated Life (Years)	5 days
Newchem, LLC [Member] | Customer Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Acquisition Date Fair Value	$ 2,500
Estimated Life (Years)	16 days